Investments in Associate (Disclosure of Associates) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Shares and warrants presented as marketable securities at beginning	$ 1,579			$ 1,579
Fair value adjustments	65	$ (99)
Exercise of warrants			$ 624	1,372
Purchase of additional shares			523
Share of net income (loss)			(21)	(192)
Shares and warrants presented as marketable securities at ending			4,277
Medgold
Disclosure of associates [line items]
Shares and warrants presented as marketable securities at beginning	1,579	2,694	2,694	1,579
Fair value adjustments	$ 65
Exercise of warrants				1,372
Purchase of additional shares			249
Share of net income (loss)			132	(192)
Shares and warrants presented as marketable securities at ending			3,075	2,694
Prospero
Disclosure of associates [line items]
Shares and warrants presented as marketable securities at beginning		556	556
Fair value adjustments		$ (99)
Exercise of warrants			624
Purchase of additional shares			274
Share of net income (loss)			(153)
Shares and warrants presented as marketable securities at ending			$ 1,202	$ 556